Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Minimum Capital Requirements Measured on Consolidated Basis (Detail)	Dec. 31, 2018 ARS ($)
Disclosure of minimum capital requirements [line items]
Minimum capital requirements	$ 20,437,130
Computable equity	66,113,167
Capital surplus	$ 45,676,037